Income Taxes Expense (Benefit) (Details 3)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Statutory U.S. federal income tax rate	(34.00%)	(34.00%)
Prior period adjustments	0.00%	0.00%
State taxes, net	(6.60%)	(6.70%)
Foreign currency fluctuation	(0.60%)	0.60%
U.S. tax credits	0.00%	0.00%
Revaluation of Derivatives	(0.10%)	(0.50%)
(Other	0.10%	0.10%
Change in valuation allowance	41.10%	40.50%
Effective income tax rate	0.00%	0.00%